SCHEDULE OF CARRYING AMOUNT OF PATENTS (Details)	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Gross carrying amount	$ 15,954,150
Accumulated amortization	721,533
Net carrying amount	$ 15,232,617